LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

11. LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

Long-term prepayments and other non-current assets consist of the following:

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$

Recoverable value-added input tax	2,203	2,090
Prepayment for mining machines	21,326	19,437
Prepayment for data center materials	3,974	2,852
Others	59	25
Long-term prepayments and other non-current assets	27,562	24,404